Contingent Liabilities - Additional Information (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) company	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2023 ZAR (R) company	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Provisions | $	$ 5.1		$ 10.5				$ 13.1
Silicosis
Disclosure of contingent liabilities [line items]
Number of gold mining companies | company	6				6
Provisions	$ 5.1		$ 10.5		R 93.8	R 178.9
Nominal amount of provision	$ 7.2				R 131.6
Percentage Goldfields share of total estimate cost of class action settlement	0.051		0.061		0.051	0.061
Trust benefits paid	$ 1.1	R 19.5	$ 0.4	R 6.1
Silicosis | Top of range
Disclosure of contingent liabilities [line items]
Estimated take-up rate in percentage	0.70				0.70
Silicosis | Bottom of range
Disclosure of contingent liabilities [line items]
Estimated take-up rate in percentage	0.66				0.66
Alleged thefts | Randgold and exploration summons
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received	$ 2,400.0				R 43,700.0